Property and Equipment, Net	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Property Plant And Equipment [Abstract]
Property and Equipment, Net
8.	Property and Equipment, Net

Property and equipment, net, consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Laboratory and manufacturing equipment	$28,158	$28,101
Land and buildings	10,186	10,404
Leasehold improvements	1,490	1,614
Computer equipment and software	529	463
Capitalized software	232	228
Construction in process	21,683	22,097
Property and equipment – at cost	62,278	62,907
Less accumulated depreciation	(5,973)	(4,392)
Property and equipment – net	$56,305	$58,515

The Company owns and operates commercial manufacturing and research and development facilities in Italy, including a 51,000 square foot facility, which the Company expects to further expand to a 88,600 square foot facility, as well as approximately 12 acres of land, where the Company initiated construction of an additional 207,000 square foot facility. Both facilities are near the Town of Lecce in the Puglia region of Italy. Property and equipment classified as construction in process at June 30, 2022 and December 31, 2021 are related to the development of manufacturing lines that have not yet been placed into service at June 30, 2022 and December 31, 2021, respectively.

Depreciation expense was approximately $0.4 million and $0.2 million for the three months ended June 30, 2022 and 2021, respectively, and $1.4 million and $0.4 million for the six months ended June 30, 2022 and 2021, respectively.

Property and Equipment, Net
8.	Property and Equipment, Net

Property and equipment, net, consisted of the following (in thousands):

	June 30,	December 31,
	2022	2021
Laboratory and manufacturing equipment	$28,158	$28,101
Land and buildings	10,186	10,404
Leasehold improvements	1,490	1,614
Computer equipment and software	529	463
Capitalized software	232	228
Construction in process	21,683	22,097
Property and equipment – at cost	62,278	62,907
Less accumulated depreciation	(5,973)	(4,392)
Property and equipment – net	$56,305	$58,515

The Company owns and operates commercial manufacturing and research and development facilities in Italy, including a 51,000 square foot facility, which the Company expects to further expand to a 88,600 square foot facility, as well as approximately 12 acres of land, where the Company initiated construction of an additional 207,000 square foot facility. Both facilities are near the Town of Lecce in the Puglia region of Italy. Property and equipment classified as construction in process at June 30, 2022 and December 31, 2021 are related to the development of manufacturing lines that have not yet been placed into service at June 30, 2022 and December 31, 2021, respectively.

Depreciation expense was approximately $0.4 million and $0.2 million for the three months ended June 30, 2022 and 2021, respectively, and $1.4 million and $0.4 million for the six months ended June 30, 2022 and 2021, respectively.

Gelesis
Property Plant And Equipment [Abstract]
Property and Equipment, Net
8.	Property and Equipment, Net

Property and equipment, net, consists of the following (in thousands):

	At December 31,
	2021	2020
Laboratory and manufacturing equipment	$28,101	$8,176
Land and buildings	10,404	4,334
Leasehold improvements	1,614	1,742
Computer equipment and software	463	176
Capitalized software	228	17
Construction in process	22,097	35,551
Property and equipment – at cost	62,907	49,996
Less accumulated depreciation	(4,392)	(3,101)
Property and equipment – net	$58,515	$46,895

The Company owns and operates commercial manufacturing and research and development facilities in Italy, including a 51,000 square foot facility, which the Company expects to further expand to a 88,600 square foot facility, as well as approximately 12 acres of land, where the Company initiated construction of an additional 207,000 square foot facility.

Both facilities are near the Town of Lecce in the Puglia region of Italy. Property and equipment classified as construction in process at December 31, 2021 and 2020 are related to the development of manufacturing lines that have not yet been placed into service at December 31, 2021.

Depreciation expense was approximately $1.5 million and $0.5 million and for the years ended December 31, 2021 and 2020, respectively.

Property and Equipment, Net
8.	Property and Equipment, Net

Property and equipment, net, consists of the following (in thousands):

	At December 31,
	2021	2020
Laboratory and manufacturing equipment	$28,101	$8,176
Land and buildings	10,404	4,334
Leasehold improvements	1,614	1,742
Computer equipment and software	463	176
Capitalized software	228	17
Construction in process	22,097	35,551
Property and equipment – at cost	62,907	49,996
Less accumulated depreciation	(4,392)	(3,101)
Property and equipment – net	$58,515	$46,895

The Company owns and operates commercial manufacturing and research and development facilities in Italy, including a 51,000 square foot facility, which the Company expects to further expand to a 88,600 square foot facility, as well as approximately 12 acres of land, where the Company initiated construction of an additional 207,000 square foot facility.

Both facilities are near the Town of Lecce in the Puglia region of Italy. Property and equipment classified as construction in process at December 31, 2021 and 2020 are related to the development of manufacturing lines that have not yet been placed into service at December 31, 2021.

Depreciation expense was approximately $1.5 million and $0.5 million and for the years ended December 31, 2021 and 2020, respectively.